Other income	12 Months Ended
Dec. 31, 2024
Other Income
Other income

16 Other income

	For years ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	US$

Management fees	87,972	-	-	-
Government grant	293,519	80,310	132,509	96,991
Miscellaneous revenue	-	181,106	27,769	20,326
Exchange loss	-	(48,492)	-	-
Unrealized gain	-	25,117	-	-
Others	59,850	27,167	16,262	11,903
	441,341	265,208	176,540	129,220